Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Sales [Abstract]
Summary of cost of sales

Cost of sales is detailed as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Cost of materials	391,937	427,800	381,141
Direct industrial labor	173,802	153,174	150,036
Indirect industrial labor	84,466	82,501	72,229
Industrial depreciation and amortization	74,783	65,176	64,700
Impairment of PPE	1,221	2,616	—
Other costs of sales	116,197	70,450	77,355
Total Cost of sales	842,406	801,717	745,461